Prepaid expenses and other current assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepaid expenses and other current assets [Abstract]
Schedule of prepaid expenses and other current assets
	March 31, 2023	December 31, 2022
Advanced income and non-income taxes	493,267	648,729
Deposits	300,932	349,041
Prepaid expenses	1,997,312	913,101
Contract assets	177,603	283,772
Advance to related party (note 21)	—	1,797,313
Promissory note(1)	—	686,690
Other receivables	406,841	284,622
	3,375,955	4,963,268

(1)      KludeIn issued a promissory note dated as of November 18, 2022, in the aggregate principal amount of up to $686,690. The promissory note was non-interest bearing and was eliminated in consolidation upon the Business Combination.

	As of December 31
	2022	2021
Advanced income and non-income taxes	648,729	676,276
Deposits	349,041	342,157
Prepaid expenses	913,101	743,006
Contract assets	283,772	266,195
Advance to related party (note 28)	1,797,313	—
Promissory note*	686,690	—
Other receivables	284,622	222,669
	4,963,268	2,250,303

*        KludeIn issued a promissory note dated as of November 18, 2022, in the aggregate principal amount of up to $686,690, to the Company to be drawn down in two instalments with $343,345 being the first installment in November 2022. No interest shall accrue on promissory note and these are payable by the KludeIn on the earlier of (a) the date that KludeIn consummates the initial business combination and (b) the date of the liquidation of the KludeIn.